SHAREHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vested and expected to vest (in shares)	2,083,502
Weighted average exercise price Vested and expected to vest (in dollars per share)	$ 5.79
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at beginning of year (in shares)	783,332	403,110
Number of Options Granted (in shares)	1,300,170	380,222
Number of Options Outstanding at end of year (in shares)	2,083,502	783,332
Number of Options Vested and expected to vest (in shares)	2,083,502	783,332
Number of Options exercisable at the end of the year (in shares)	834,650	429,589
Weighted average exercise price Outstanding at beginning of year (in dollars per share)	$ 4.47	$ 0.0004
Weighted average exercise price Granted (in dollars per share)	6.58	9.21
Weighted average exercise price Outstanding at end of year (in dollars per share)	5.79	4.47
Weighted average exercise price Vested and expected to vest (in dollars per share)	5.79	4.47
Weighted average exercise price Options exercisable at the end of the year (in dollars per share)	$ 4.98	$ 1.33